Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	June 30, 2026	December 31, 2025
Income tax payable	$7,659,524	$6,432,962
VAT	917,921	957,063
Total	$8,577,445	$7,390,025